GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL [Abstract]
GOODWILL
18	GOODWILL

	2018	2017
	US$’000	US$’000

Cost:
Balance at 1 January	17,985	16,626
Effect of foreign currency exchange differences	(1,981)	1,359
At 31 December	16,004	17,985

Accumulated impairment losses:
Balance at 1 January	9,566	604
Impairment	-	8,483
Effect of foreign currency exchange differences	(913)	479
Balance at 31 December	8,653	9,566

Carrying amount:
At 31 December	7,351	8,419

Goodwill acquired in a business combination is allocated, at acquisition, to the cash generating units (CGUs) that are expected to benefit from that business combination. Before recognition of impairment losses, the cost of goodwill had been allocated as follows:

	2018	2017
	US$’000	US$’000
Cost:
Island Trading and Shipping	3,064	3,064
Unicorn Tankers, a division of Grindrod Shipping (South Africa) Pty Ltd	12,097	14,040
Parcel Service	239	277
Unicorn Tankers International	604	604
	16,004	17,985

The Group tests goodwill annually for impairment, or more frequently if there are indications that goodwill might be impaired.

The recoverable amounts of the CGUs are determined based on value in use calculations. The key assumptions for the value in use calculations are those regarding the discount rates, growth rates and expected changes to selling prices and direct costs during the period. Management estimates discount rates using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the CGUs. The growth rates are based on industry growth forecasts. Changes in selling prices and direct costs are based on past practices and expectations of future changes in the market.

The following CGUs have carrying amounts of goodwill that are considered significant in comparison with the Group’s total goodwill balance:

Unicorn Tankers, a division of Grindrod Shipping (South Africa) Pty Ltd

The Group prepares five-year period cash flow forecasts derived from the most recent financial budgets approved by management and the cash flows for the five-year period have been extrapolated using an estimated growth rate of 5.5% (2017: 5.5%) per annum. This rate does not exceed the average long-term growth rate for the relevant markets.

The rate used to discount the forecast cash flows is 15% (2017: 15%).

Based on the value in use calculations, no impairment was required at 31 December 2018 (2017: US$6,119,000 and 2016: US$Nil). The impairment at 31 December 2017 arose from the unfavourable change in market conditions and following which, the management performed a reassessment and the recoverable amount of the CGU is less than the carrying amount, resulting in the impairment.

As at 31 December 2018, any reasonably possible change to the key assumptions applied is not likely to cause the recoverable amount to be below the carrying amounts of the CGU.